Average Annual Total Returns{- Fidelity Flex Government Money Market Fund} - 04.30 Fidelity Flex Government Money Market Fund PRO-08 - Fidelity Flex Government Money Market Fund - Fidelity Flex Government Money Market Fund - Return Before Taxes
	Past 1 year	Since Inception
Total	0.49%	1.44%	[1]

[1]	(a)From March 8, 2017